OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS
Other current assets includes the following:

(in thousands of $)	June 30,	December 31,
	2021	2020
Trade accounts receivable, net	—	4,050
Accrued income	3,949	6,024
Prepaid expenses	2,535	11,344
Other receivables	2,402	3,643
Total other current assets	8,886	25,061

Trade accounts receivable are presented net of allowances for doubtful accounts amounting to $nil as of June 30, 2021 (December 31, 2020: $nil).